Note 17 - Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Required to be Adequately Capitalized		Capital in Excess of Minimum Requirements		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)	Amount	Percent of Assets (1)
December 31, 20 20
C ommon equity T ier 1 capital	$89,473	13.62%	$29,571	4.50%	$59,902	9.12%	$42,714	6.50%
Tier 1 leverage	89,473	9.85	36,330	4.00	53,143	5.85	45,412	5.00
Tier 1 r isk-based capital	89,473	13.62	39,428	6.00	50,045	7.62	52,571	8.00
To tal risk-based capital	97,717	14.87	52,571	8.00	45,146	6.87	65,714	10.00

December 31, 201 9
Common equity Tier 1 capital	$83,525	13.21%	$28,458	4.50%	$55,067	8.71%	$41,106	6.50%
Tier 1 leverage	83,525	10.89	30,684	4.00	52,841	6.89	38,355	5.00
Tier 1 risk-based capital	83,525	13.21	37,944	6.00	45,581	7.21	50,591	8.00
Total risk-based capital	91,438	14.46	50,591	8.00	40,847	6.46	63,239	10.00